Note 8 - Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Revenue from gold [text block]
	2022	2021	2020

Revenue	142,082	121,329	100,002
Revenue from silver sales	116	122	86
Revenue from gold sales	141,966	121,207	99,916

Total ounces gold sold	80,094	68,617	57,137
Net work in progress and refinery (oz)	681	(1,141)	762
Gold produced (oz)	80,775	67,476	57,899
Tonnes milled	752,033	665,628	597,962
Grade	3.56	3.36	3.21
Recovery	93.8	93.9	93.8

Realised gold price ($/oz)	1,772	1,766	1,749